PRIVATE PLACEMENT (Details Narrative) - Genesis Unicorn Capital Corp [Member] - USD ($)		6 Months Ended	12 Months Ended
	Feb. 17, 2022	Jun. 30, 2023	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Sale of units during period		8,625,000	8,625,000
Sale of stock price per share			$ 10.00
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units during period	377,331
Sale of stock price per share	$ 10.00
Gross proceeds from sale of stock	$ 3,773,310